Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Expected income tax expense (recovery)	26.50%	28.25%